UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	75.8%
DIVERSIFIED	10.5%
Colonial Properties Trust		82,100	$3,749,507
Entertainment Properties Trust		20,500	1,235,125
iStar Financial		39,000	1,826,370
Spirit Finance Corp.		149,600	2,229,040
Vornado Realty Trust		84,300	10,060,362
			19,100,404
HEALTH CARE	14.3%
Health Care Property Investors		186,200	6,708,786
Health Care REIT		27,600	1,211,640
Nationwide Health Properties		157,300	4,917,198
Senior Housing Properties Trust		117,628	2,811,309
Ventas		242,524	10,217,536
			25,866,469
HOTEL	3.5%
DiamondRock Hospitality Co.		99,100	1,882,900
Hospitality Properties Trust		51,700	2,419,560
Strategic Hotels & Resorts		86,700	1,982,829
			6,285,289
INDUSTRIAL	1.6%
DCT Industrial Trust		79,500	940,485
ING Industrial Fund (Australia)		512,202	978,038
ProLogis European Properties (Netherlands)		48,400	1,005,387
			2,923,910
MORTGAGE	2.1%
Annaly Capital Management		50,500	781,740
Newcastle Investment Corp.		107,827	2,990,043
			3,771,783

		Number of Shares	Value

OFFICE	11.5%
Brandywine Realty Trust		184,885	$6,177,008
HRPT Properties Trust		107,300	1,319,790
ING Office Fund (Australia)		718,800	913,083
Kilroy Realty Corp.		27,000	1,991,250
Mack-Cali Realty Corp.		131,100	6,244,293
Maguire Properties		93,000	3,307,080
Mapeley Ltd. (United Kingdom)		10,300	788,458
			20,740,962
OFFICE/INDUSTRIAL	4.0%
Liberty Property Trust		129,200	6,294,624
Parkway Properties		19,100	997,975
			7,292,599
RESIDENTIAL—APARTMENT	17.1%
American Campus Communities		53,869	1,631,692
Apartment Investment & Management Co.		46,300	2,671,047
Archstone-Smith Trust		92,361	5,013,355
AvalonBay Communities		59,400	7,722,000
Camden Property Trust		53,500	3,761,585
Education Realty Trust		58,400	863,152
GMH Communities Trust		49,900	498,501
Home Properties		75,800	4,002,998
Mid-America Apartment Communities		33,100	1,862,206
UDR		93,400	2,859,908
			30,886,444
SELF STORAGE	1.9%
Extra Space Storage		56,300	1,066,322
Sovran Self Storage		24,300	1,346,463
U-Store-It Trust		53,100	1,068,372
			3,481,157

		Number of Shares	Value

SHOPPING CENTER	9.3%
COMMUNITY CENTER	2.5%
Cedar Shopping Centers		90,200	$1,461,240
Inland Real Estate Corp.		55,300	1,014,202
Urstadt Biddle Properties—Class A		102,700	2,008,812
			4,484,254
REGIONAL MALL	6.8%
Glimcher Realty Trust		95,500	2,580,410
Macerich Co.		104,500	9,651,620
Primaris Retail REIT (Canada)		3,000	52,802
			12,284,832
TOTAL SHOPPING CENTER			16,769,086
TOTAL COMMON STOCK (Identified cost—$69,078,846)			137,118,103
PREFERRED STOCK	21.4%
DIVERSIFIED	2.7%
Colonial Properties Trust, 8.125%, Series D		14,600	376,096
Colonial Properties Trust, 7.62%, Series E		49,500	1,252,350
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		60,500	1,346,730
Digital Realty Trust, 8.50%, Series A		10,700	276,274
Digital Realty Trust, 7.875%, Series B		13,200	339,240
iStar Financial, 7.875%, Series E		25,000	641,000
Lexington Realty Trust, 7.55%, Series D		26,000	663,390
			4,895,080
HEALTH CARE	3.5%
Health Care REIT, 7.625%, Series F		17,000	437,750
Health Care REIT, 7.50%, Series G		38,800	1,232,288
Nationwide Health Properties, 7.677%, Series A		47,000	4,707,050
			6,377,088

		Number of Shares	Value

HOTEL	2.0%
Hospitality Properties Trust, 7.00%, Series C		16,000	$395,200
LaSalle Hotel Properties, 7.25%, Series G		20,000	505,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	250,000
Strategic Hotels & Resorts, 8.25%, Series B		11,000	280,005
Strategic Hotels & Resorts, 8.25%, Series C		62,200	1,591,076
Sunstone Hotel Investors, 8.00%, Series A		22,000	561,110
			3,582,391
INDUSTRIAL	0.3%
EastGroup Properties, 7.95%, Series D		21,000	539,490
MORTGAGE	0.5%
Anthracite Capital, 8.25%, Series D		13,300	315,210
Newcastle Investment Corp., 8.375%, Series D		7,000	173,600
NorthStar Realty Finance Corp., 8.25%, Series B		15,000	363,750
			852,560
OFFICE	3.8%
BioMed Realty Trust, 7.375%, Series A		30,000	756,000
Brandywine Realty Trust, 7.50%, Series C		9,028	228,047
Highwoods Properties, 8.625%, Series A		4,300	4,192,500
HRPT Properties Trust, 8.75%, Series B		52,800	1,354,848
SL Green Realty Corp., 7.625%, Series C		15,000	380,700
			6,912,095
OFFICE/INDUSTRIAL	0.3%
Duke Realty Corp., 6.625%, Series J		7,800	195,546
PS Business Parks, 6.70%, Series P		17,100	419,976
			615,522
RESIDENTIAL—APARTMENT	2.2%
Apartment Investment & Management Co., 9.375%, Series G		113,200	2,928,484
Mid-America Apartment Communities, 8.30%, Series H		17,300	444,264
Post Properties, 8.50%, Series A		11,000	666,820
			4,039,568

		Number of Shares	Value

SELF STORAGE	1.6%
Public Storage, 7.25%, Series I		29,700	$766,854
Public Storage, 7.25%, Series K		36,300	939,444
Public Storage, 6.75%, Series L		12,000	303,120
Public Storage, 6.625%, Series M		33,200	821,700
			2,831,118
SHOPPING CENTER	4.5%
COMMUNITY CENTER	1.9%
Cedar Shopping Centers, 8.875%, Series A		10,000	262,400
Ramco-Gershenson Property Trust, 9.50%, Series B		11,600	294,872
Regency Centers Corp., 7.45%, Series C		34,800	879,048
Saul Centers, 8.00%, Series A		26,800	686,080
Urstadt Biddle Properties, 8.50%, Series C		4,000	432,800
Urstadt Biddle Properties, 7.50%, Series D		23,300	592,403
Weingarten Realty Investors, 6.50%, Series F		11,000	274,890
			3,422,493
REGIONAL MALL	2.6%
CBL & Associates Properties, 7.75%, Series C		11,000	280,940
Glimcher Realty Trust, 8.125%, Series G		16,000	404,800
Pennsylvania REIT, 11.00%, Series A		45,400	2,406,200
Simon Property Group, 8.375%, Series J		13,000	868,400
Taubman Centers, 7.625%, Series H		25,900	665,759
			4,626,099
TOTAL SHOPPING CENTER			8,048,592
TOTAL PREFERRED STOCK (Identified cost—$35,916,606)			38,693,504

		Principal Amount	Value

CORPORATE BOND	0.3%
HEALTH CARE	0.3%
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17 (Identified cost—$496,986)		$500,000	$520,000
COMMERCIAL PAPER	2.1%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$3,846,556)		3,847,000	3,846,556

TOTAL INVESTMENTS (Identified cost—$109,338,994)	99.6%		180,178,163

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%		748,249

NET ASSETS (Equivalent to $19.56 per share based on 9,249,159 shares of common stock outstanding)	100.0%		$180,926,412

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$71,022,150
Gross unrealized depreciation	182,981
Net unrealized appreciation	$70,839,169

Cost for federal income tax purposes	$109,338,994

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin

  Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 30, 2007